Note 22 - Segmented Information (Details) - Revenues and Long-lived Assets by Geographic Location (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
United States
Revenues	$ 2,714,273	$ 2,344,625	$ 2,098,987
UNITED STATES
United States
Revenues	1,554,605	1,392,442	1,284,212
Total long-lived assets	401,101	395,069	468,602
CANADA
United States
Revenues	354,259	341,491	330,622
Total long-lived assets	97,929	88,660	99,529
AUSTRALIA
United States
Revenues	230,948	199,221	177,677
Total long-lived assets	51,083	44,811	49,269
Other Geographic Locations [Member]
United States
Revenues	574,461	411,471	306,476
Total long-lived assets	271,524	177,371	70,205
Total Consolidated Amount [Member]
United States
Revenues	2,714,273	2,344,625	2,098,987
Total long-lived assets	$ 821,637	$ 705,911	$ 687,605